Schedule of Investments - Treasury Bills (Parenthetical) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 U.S. Treasury Bills, 0.015% due January 17, 2013 [Member]	Dec. 31, 2012 U.S. Treasury Bills, 0.075% due January 31, 2013 [Member]	Dec. 31, 2012 U.S. Treasury Bills, 0.09% due February 21, 2013 [Member]	Dec. 31, 2012 U.S. Treasury Bills, 0.04% due March 21, 2013 [Member]	Dec. 31, 2013 United States Treasury Obligations [Member]	Dec. 31, 2012 United States Treasury Obligations [Member]	Dec. 31, 2013 Us Treasury Bills, 0.080% due February 20, 2014 [Member]
Schedule of Investments [Line Items]
Investment Interest Rate	0.015%	0.075%	0.09%	0.04%			0.08%
Investment Maturity Date	Jan. 17, 2013	Jan. 31, 2013	Feb. 21, 2013	Mar. 21, 2013			Feb. 20, 2014
United States Treasury Obligations					$ 30,996,556	$ 50,493,761